ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET
4.	ACCOUNTS RECEIVABLE, NET

Components of accounts receivable, net are as follows:

	December 31,
	2017	2016
Casino	$375,689	$480,227
Hotel	4,934	4,224
Other	6,918	6,918

Sub-total	387,541	491,369
Less: allowance for doubtful debts	(210,997)	(265,931)

	$176,544	$225,438

Movement in the allowance for doubtful debts were as follows:

	Year Ended December 31,
	2017	2016	2015
At beginning of year	$265,931	$210,757	$168,786
(Credit) additional provision	(4,178)	67,791	39,328
Write-offs, net of recoveries	(57,696)	(3,044)	(1,350)
Reclassified from (to) long-term receivables, net	6,940	(9,573)	3,993

At end of year	$210,997	$265,931	$210,757